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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06472
Invesco Van Kampen Trust for Insured Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Trust
for Insured Municipals
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-TIMUNI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 158.4%
	Alabama 4.2%
$915	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.125%	08/15/16	$948,581
1,380	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.250	08/15/18	1,421,828
525	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	540,740
1,480	Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (NATL Insd) (AMT)	5.600	12/01/20	1,516,452
500	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	525,560
500	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	524,640

				5,477,801

	Arizona 2.0%
430	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	477,248
645	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	709,758
575	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	631,724
735	Phoenix AZ Indl Dev Auth Ed Career Success Sch Proj	7.000	01/01/29	758,968

				2,577,698

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 14.4%
$1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300%	08/01/23	$987,070
1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	953,700
200	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/24	222,816
225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/25	249,491
225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/26	247,379
150	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/27	163,847
225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/28	244,172
1,565	California Statewide Cmnty Pooled Fin Pgm, Ser S (AGM Insd)	5.250	10/01/19	1,738,011
3,390	Coachella, CA Redev Agy Tax Alloc Sub Merged Proj Areas, Ser A (AMBAC Insd)	5.250	09/01/36	3,162,226
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	800,340
1,000	Metro Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,041,280

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000%	12/01/34	$2,721,510
2,000	University CA Rev Ltd Proj, Ser B (AGM Insd)	5.000	05/15/30	2,058,600
550	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	586,833
1,485	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	590,778
1,350	West Contra Costa Calif Uni Sc Cabs (NATL Insd)	*	08/01/26	493,614
2,500	West Sacramento, CA Fin Auth Spl Tax Rev, Ser A (Syncora Gtd)	5.000	09/01/26	2,304,800

				18,566,467

	Colorado 3.8%
2,500	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj (CIFG Insd)	5.000	06/01/37	2,511,325
1,200	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	1,217,628
1,400	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	1,222,018

				4,950,971

	Connecticut 1.0%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,252,969

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia 1.4%
$1,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500%	10/01/29	$1,102,970
250	District of Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	266,188
375	District of Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	391,849

				1,761,007

	Florida 15.6%
1,000	Citizens Ppty Ins Corp FL High Risk Sr Secd, Ser A-1	5.000	06/01/14	1,063,040
170	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	175,780
6,000	Florida St Brd Ed Lottery Rev, Ser B (BHAC Insd)	5.000	07/01/27	6,497,700
250	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	253,860
550	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	563,772
1,030	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	4.750	10/01/36	975,317
790	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	775,883
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,014,680

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,370	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500%	04/01/38	$1,441,993
1,000	Miami-Dade Cnty, FL Wtr & Swr Rev Miami-Dade Cnty Wtr & Swr-Sys (AGM Insd)	5.000	10/01/39	1,031,730
750	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	867,075
2,000	Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev (AMBAC Insd) (AMT) (c)	6.000	04/01/11	2,067,680
1,500	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,390,005
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,096,430

				20,214,945

	Georgia 3.2%
2,000	Newton Cnty, GA Indl Dev Auth GPC Fndtn Real Estate Newton (CIFG Insd)	5.000	06/01/34	1,992,960
2,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	2,194,980

				4,187,940

	Hawaii 2.5%
1,250	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj Rfdg, Ser D (AMBAC Insd) (AMT)	6.150	01/01/20	1,252,300

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj, Ser C (AMBAC Insd) (AMT)	6.200%	11/01/29	$2,006,320

				3,258,620

	Illinois 14.8%
725	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	222,358
1,925	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	2,014,339
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser B-2 (AGM Insd) (AMT) (a)	5.750	01/01/22	5,268,700
155	Chicago, IL Pk Dist Ltd Tax, Ser A (NATL Insd)	5.500	01/01/18	157,858
1,120	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500	01/01/40	1,134,235
1,000	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	1,110,000
1,000	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,101,780
1,770	Glenwood, IL (AGM Insd)	5.375	12/01/30	1,774,832
1,000	Illinois Ed Fac Auth Rev Robert Morris College (NATL Insd)	5.800	06/01/30	1,000,120
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	3,146,880
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	927,270
1,260	Kendall, Kane & Will Cntys, IL (NATL Insd)	5.500	10/01/12	1,323,718

				19,182,090

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 5.1%
$4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B-6 (a)	5.000%	11/15/36	$4,684,134
1,800	New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg (AGM Insd)	5.000	07/15/25	1,882,674

				6,566,808

	Iowa 1.2%
1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250	08/15/29	1,587,345

	Kentucky 2.9%
1,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	6.000	12/01/42	1,091,510
2,750	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.000	10/01/30	2,715,405

				3,806,915

	Louisiana 0.8%
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000	06/01/20	1,034,950

	Michigan 3.8%
1,250	Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	1,509,137
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,175,420

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,000	Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit Edison Co Rfdg, Ser AA (NATL Insd)	6.950%	09/01/22	$1,188,280

				4,872,837

	Minnesota 0.5%
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	575,030

	Missouri 3.0%
1,000	Missouri Jt Muni Elec Util Com Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/21	1,030,070
395	Missouri St Hsg Dev Com Multi-Family Hsg Brookstone, Ser A (AMT)	6.000	12/01/16	395,652
245	Missouri St Hsg Dev Com Multi-Family Hsg Truman Farm, Ser A (AGM Insd) (AMT) (b)	5.750	10/01/11	245,639
1,175	Nixa, MO Elec Sys Rev (Syncora Gtd)	5.000	04/01/25	1,176,951
1,060	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,031,889

				3,880,201

	Nebraska 2.9%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/29	1,082,440

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nebraska (continued)
$630	Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt Proj (AMT)	5.700%	10/01/12	$631,247
2,000	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	2,070,840

				3,784,527

	Nevada 4.9%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,671,200
1,000	Clark Cnty, NV Passenger Fac Charge Rev Las Vegas McCarran Intl Arpt, Ser A (AGM Insd)	5.250	07/01/39	1,022,700
1,500	Nevada St Muni Bd Bk Proj R9A Thru R13, Ser F (AGM Insd)	5.000	12/01/23	1,620,375

				6,314,275

	New Hampshire 1.2%
1,000	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125	01/01/30	1,022,950
500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	531,000

				1,553,950

	New Jersey 3.2%
3,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (AGM Insd) (a)	5.000	09/01/32	3,149,970
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,005,630

				4,155,600

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.3%
$350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare (a)	6.375%	08/01/32	$390,709

	New York 2.3%
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	3,004,380

	North Carolina 2.5%
1,585	Brunswick Cnty, NC Enterprise, Ser A (AGM Insd)	5.250	04/01/24	1,743,294
1,355	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125	01/01/24	1,471,083

				3,214,377

	Ohio 8.1%
4,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,157,840
1,000	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr, Ser A	5.625	08/15/32	978,350
725	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	767,993
750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	794,490
775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser C (AGM Insd) (a)	5.000	04/01/24	820,973
1,000	New Albany, OH Cmnty Auth Cmnty Fac Rev, Ser B (AMBAC Insd)	5.500	10/01/17	1,029,400

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625%	06/01/18	$1,104,510
1,715	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (AGM Insd) (Prerefunded @ 4/01/12)	5.500	04/01/18	1,863,245

				10,516,801

	Oklahoma 1.0%
1,250	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A (NATL Insd) (AMT)	6.000	06/01/20	1,341,163

	Pennsylvania 3.5%
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburg Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625	08/15/26	2,127,180
2,300	Philadelphia, PA Redev Auth Rev Neighborhood Transformation, Ser A (NATL Insd)	5.500	04/15/22	2,378,959

				4,506,139

	Rhode Island 0.9%
1,070	Rhode Island Port Auth & Econ Dev Corp Arpt Rev, Ser A (AGM Insd) (AMT)	7.000	07/01/14	1,157,547

	South Carolina 7.7%
4,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth (AGL Insd)	5.000	12/01/29	4,116,720
1,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,026,610

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375%	02/01/29	$1,061,980
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,755,962

				9,961,272

	South Dakota 1.1%
1,000	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog (AGL Insd)	5.500	08/01/38	1,062,780
405	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400	08/01/13	411,707

				1,474,487

	Tennessee 0.8%
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	1,055,600

	Texas 21.7%
1,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,128,450
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (NATL Insd) (AMT)	5.500	11/01/31	5,031,700

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (NATL Insd) (AMT)	5.875%	11/01/17	$2,094,060
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (NATL Insd) (AMT)	5.875	11/01/18	1,572,465
2,000	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd)	5.000	08/15/28	2,130,680
1,350	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,401,557
1,500	Harris Cnty, TX Sr Lien Toll Rd (a)	5.000	08/15/32	1,581,390
2,025	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (AGM Insd) (a)	5.000	11/15/36	2,098,042
1,000	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,030,760
500	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser A (AMBAC Insd)	5.000	08/01/29	502,130
1,000	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser C (AMBAC Insd)	5.000	08/01/29	1,004,260
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	1,099,840
925	Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Cook Childrens Med Ctr, Ser B (AGM Insd)	5.000	12/01/30	955,321
400	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	416,872

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Texas St Tpk Auth Cent, TX Tpk Sys Rev First Tier, Ser A (AMBAC Insd)	5.500%	08/15/39	$5,054,600
1,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	1,018,880

				28,121,007

	Utah 3.9%
4,915	Utah Hsg Corp Single Family Mtg Rev, Ser E-1 (AMT) (a)	5.250	01/01/39	5,040,430

	Virginia 1.2%
1,495	Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev Greens of Salem Run Proj (AGM Insd) (AMT)	6.200	04/01/17	1,497,168

	Washington 7.2%
2,000	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600	01/01/36	2,019,240
2,760	Spokane Cnty, WA Sch Dist No 363 (NATL Insd)	5.250	12/01/21	3,091,310
4,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGM Insd)	5.500	08/15/38	4,160,520

				9,271,070

	Wisconsin 3.0%
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,045,570

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500%	09/01/28	$1,040,360
1,610	Wisconsin St Rfdg, Ser 3 (NATL Insd)	5.250	05/01/22	1,739,251

				3,825,181

	Wyoming 0.8%
1,000	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	1,032,270

Total Long-Term Investments 158.4% (Cost $201,167,407)				204,972,547
Total Short-Term Investments 2.9% (Cost $3,800,000)				3,800,000

Total Investments 161.3% (Cost $204,967,407)				208,772,547
Liability for Floating Rate Note Obligations Related to Securities Held (18.6%) (Cost ($24,140,000))
(24,140)	Notes with interest rates ranging from 0.28% to 0.43% at July 31, 2010 and contractual maturities of collateral ranging from 2022 to 2039 (d)			(24,140,000)

Total Net Investments 142.7% (Cost $180,827,407)				184,632,547
Other Assets in Excess of Liabilities 2.5%				3,295,483
Preferred Shares (including accrued distributions) (45.2%)				(58,509,775)

Net Assets Applicable to Common Shares 100.0%				$129,418,255

Percentages are calculated as a percentage of net assets applicable to common shares.

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon.

(c)	Escrowed to Maturity.

(d)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of

Invesco Van Kampen Trust for Insured Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	Prices are based on quoted prices in active markets for identical investments.

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Securities	$—	$208,772,547	$—	$208,772,547

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,679,357
Aggregate unrealized (depreciation) of investment securities	(3,526,680)

Net unrealized appreciation of investment securities	$3,152,677

Cost of investments for tax purposes is $181,475,564.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Insured Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.